WARRANTS OVER ORDINARY SHARES - Additional Information (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2025	Feb. 12, 2025	Apr. 05, 2021
Class of Warrant or Right [Line Items]
Warrants issued			16,231,241
Warrants exercisable, price per share	$ 11.5	$ 1.69
Warrants expire after closing date or earlier upon redemption or liquidation	5 years
Redemption price of outstanding warrants	$ 0.01
Warrants price of ordinary shares equals or exceeds per share	$ 18
Number of private warrants which are no longer held by their initial purchasers	1,631,250
Number of private warrants remain outstanding	287,500
Public Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants issued			14,312,491
Warrants exercisable, price per share	$ 11.5
Warrants expire after closing date or earlier upon redemption or liquidation	5 years
Redemption price of outstanding warrants	$ 0.01
Warrants price of ordinary shares equals or exceeds per share	18
Private Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants issued			1,918,750
Warrants exercisable, price per share	$ 11.5
Warrants expire after closing date or earlier upon redemption or liquidation	5 years
Redemption price of outstanding warrants	$ 0.01
Warrants price of ordinary shares equals or exceeds per share	$ 18